CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Revenues	$ 3,651,181	$ 2,519,743
Cost of goods sold	2,850,386	1,865,315
Gross profit	800,795	654,428
Research and development expenses, net	471,106	630,294
Selling, general and administrative expenses	1,503,443	1,261,141
Gain on sale of assets	(14,028)	(4,498)
Total operating expenses	1,960,521	1,886,937
Operating loss	(1,159,726)	(1,232,509)
Non-cash provision for claims for liquidated damages	0	(629,000)
Other income	0	76,149
Interest expense	0	(1,408)
Loss before provision for income taxes	(1,159,726)	(1,786,768)
Provision for income taxes	912	912
Net loss	$ (1,160,638)	$ (1,787,680)
Income (Loss) Per Share:
Basic	$ (0.26)	$ (0.51)
Diluted	$ (0.26)	$ (0.51)
Weighted Average Common Shares Outstanding:
Basic	4,455,134	3,521,387
Diluted	4,455,134	3,521,387